Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 66,463,313
Documents	310,595,276
Mortgage Loans	19,400,825
Pledge Loans	25,613,225
Personal Loans	113,819,719
Credit Card Loans	650,493,992
Financial Leases	3,478,221
Others	798,610,386
Total as of December 31, 2022	1,988,474,957
Loss Allowances
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	(1,396,467)
Documents	(1,004,755)
Mortgage Loans	(4,050,793)
Pledge Loans	(201,195)
Personal Loans	(14,698,456)
Credit Card Loans	(30,802,855)
Financial Leases	(29,020)
Others	(17,779,483)
Total as of December 31, 2022	(69,963,024)
Net Gross Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	65,066,846
Documents	309,590,521
Mortgage Loans	15,350,032
Pledge Loans	25,412,030
Personal Loans	99,121,263
Credit Card Loans	619,691,137
Financial Leases	3,449,201
Others	780,830,903
Total as of December 31, 2022	1,918,511,933
Collateral´s Fair Value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	0
Documents	0
Mortgage Loans	296,771,586
Pledge Loans	135,790,974
Personal Loans	0
Credit Card Loans	0
Financial Leases	0
Others	222,172,002
Total as of December 31, 2022	$ 654,734,562